Debt and standby letters of credit facilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt and standby letters of credit facilities
Schedule of debt outstanding

(Millions)	September 30, 2018	Effective Rate (1)	December 31, 2017	Effective Rate (1)
2017 SEK Subordinated Notes, at face value	$308.7	3.5%	$335.2	3.5%
Unamortized issuance costs	(4.1)		(4.5)
2017 SEK Subordinated Notes, carrying value	304.6		330.7
2016 SIG Senior Notes, at face value	400.0	4.7%	400.0	4.7%
Unamortized discount	(2.6)		(2.9)
Unamortized issuance costs	(4.3)		(4.6)
2016 SIG Senior Notes, carrying value	393.1		392.5
Total debt	$697.7		$723.2

(1)Effective rate considers the effect of the debt issuance costs.

	December 31,	Effective	December 31,	Effective
	2017	Rate (1)	2016	Rate (1)
	(Millions)
2017 SEK Subordinated Notes, at face value	$335.2	3.5%	$—
Unamortized issuance costs	(4.5)		—
2017 SEK Subordinated Notes, carrying value	330.7		—
2016 SIG Senior Notes, at face value	400.0	4.7%	400.0	4.7%
Unamortized discount	(2.9)		(3.1)
Unamortized issuance costs	(4.6)		(4.4)
2016 SIG Senior Notes, carrying value	392.5		392.5
Old Lyme Note	—		3.7	3.6%
Total debt	$723.2		$396.2

(1)Effective rate considers the effect of the debt issuance costs.

Schedule of contractual repayments of debt

December 31,
2017
(Millions)
Due in one year or less	$—
Due in one to three years	—
Due in three to five years	—
Due after five years	735.2
Total	$735.2